Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	[1]
Cash flows from operating activities
Net loss from continuing operations	$ (3,120,475)	$ (2,043,868)	[2]
Adjustments for:
Depreciation and amortization of fixed and intangible assets	1,728,669	1,596,363
Stock-based compensation expenses	41,746	149,595	[2]
Provision for withholding tax receivable	182,569	40,984
(Recovery of)/Provision for expected credit loss on trade and other receivables, net	(36,802)	34,184
Finance income, net	(113,577)	(250,203)
Deferred income taxes	64,191	48,177
(Gain)/Loss from assets disposal	(34,936)	108
Provision for employee benefit	387,993	359,113
Changes in operating assets and liabilities:
(Increase)/Decrease in trade and other receivables	(395,111)	997,660
Decrease/(Increase) in other current assets	536,842	(216,330)
(Increase)/Decrease in inventories	(18,166)	50,735
(Increase)/Decrease in restricted cash	(283,826)	20,275
Increase in other non-current assets	(182,150)	(932,028)
Increase in trade and other payables and other current liabilities	179,699	124,584
Increase in withholding tax receivable	(191,923)	(407,260)
Increase in provision for employee benefits	(302,870)	(400,683)
Net cash used in operating activities – continuing operations	(1,558,127)	(828,594)
Net cash used in operating activities - discontinuing operations		(212,503)
Net cash used in operating activities	(1,558,127)	(1,041,097)
Cash flows from investing activities
Acquisition of property, plant and equipment	(533,560)	(477,540)
Proceeds from sale of property, plant and equipment	36,962	1,405
Interest received	300,720	331,631
Payments for financial assets at amortized cost		(76,440)
Payment for acquisition of subsidiary, net of cash acquired	(246,103)
Net cash used in investing activities – continuing operations	(441,981)	(220,944)
Net cash provided by/(used in) investing activities - discontinuing operations	14,232	(4,987)
Net cash used in investing activities	(427,749)	(225,931)
Cash flows from financing activities
Proceeds from issue of shares	274,801	3,491,850
Payments for repurchase of treasury shares	(192,773)
Repayment of bank borrowings		(45,296)
Payment of lease liabilities	(1,237,392)	(877,856)
Net cash (used in)/provided by financing activities	(1,155,364)	2,568,698
Net (decrease)/increase in cash and cash equivalents,	(3,141,240)	1,301,670
Effect of movements in exchange rates on cash held	(185,555)	214,176
Cash and cash equivalents at January 1	24,577,422	21,936,422
Cash and cash equivalents at June 30	$ 21,250,627	$ 23,452,268

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.